Other accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Accrued Liabilities (Current)

Other accrued liabilities (current) are comprised of the following:

December 31 (millions)	2015	2014
Payrolls and commissions	$102.7	$109.3
Accrued vacations	51.1	60.8
Cost reduction	33.0	–
Taxes other than income taxes	32.7	53.8
Income taxes	32.0	58.3
Postretirement	20.7	22.6
Accrued interest	4.9	4.9
Other	62.2	75.4
Total other accrued liabilities	$339.3	$385.1